Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Entity Registrant Name	MONITRONICS INTERNATIONAL INC
Entity Central Index Key	0001265107
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Small Business	false